EQUITY (Details Narrative 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 28, 2011	Dec. 31, 2015	Dec. 31, 2014	Sep. 09, 2015	Dec. 16, 2013
Class of Stock [Line Items]
Unrecognized compensation cost		$ 17,500
Unrecognized compensation cost, period		9 months 25 days
Warrant & Option [Member]
Class of Stock [Line Items]
Weighted average remaining contractual life, vested and exercisable		5 years 14 days
Aggregate intrinsic value, exercisable		$ 25,563
Weighted average fair value		$ 3.11	$ 17.80
CEO, Employees & Directors [Member]
Class of Stock [Line Items]
Number of option granted		214,499	184,652
Fair value of option		$ 660	$ 3,279
Number of option vested		107,744
Description of vesting rights
107,744 options are fully vested as of their grant date and the remaining options are subject to a three-year vesting period with one-third of such awards vesting each year.

Three-year vesting period with one-third of such awards vesting each year.

Vesting period		3 years
CEO, Employees & Directors [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Description of vesting rights
43,300 restricted shares are subject to a one-year vesting period, 9,250 restricted shares are fully vested as of their grant date and are subject to a 6 month lock up period, 63,825 restricted shares are fully vested as of their grant date, 32,914 restricted shares are subject to a six-month vesting period and 46,889 restricted shares are subject to a three-year vesting period, with one-third of such awards vesting each year.

Three-year vesting period with one-third of such awards vesting each year.

Number of equity award granted		196,178	65,076
Fair value of equity award		$ 1,157	$ 1,916
Vesting period			3 years
CEO, Employees & Directors [Member] | Restricted Stock [Member] | Vesting Tranch One [Member]
Class of Stock [Line Items]
Number of equity award vested		43,300
Vesting period		1 year
CEO, Employees & Directors [Member] | Restricted Stock [Member] | Vesting Tranch Two [Member]
Class of Stock [Line Items]
Number of equity award vested		9,250
Vesting period		6 months
CEO, Employees & Directors [Member] | Restricted Stock [Member] | Vesting Tranch Three [Member]
Class of Stock [Line Items]
Number of equity award vested		63,825
CEO, Employees & Directors [Member] | Restricted Stock [Member] | Vesting Tranch Four [Member]
Class of Stock [Line Items]
Number of equity award vested		32,914
Vesting period		6 months
CEO, Employees & Directors [Member] | Restricted Stock [Member] | Vesting Tranch Five [Member]
Class of Stock [Line Items]
Number of equity award vested		46,889
Vesting period		3 years
CEO, Employees & Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price (in dollars per share)		$ 1.70	$ 11.40
CEO, Employees & Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price (in dollars per share)		$ 8.30	$ 32.30
Mr. James J. Barry [Member]
Class of Stock [Line Items]
Number of option granted			45,001
Mr. James J. Barry [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of equity award granted			15,000
2011 Umbrella Option Plan [Member]
Class of Stock [Line Items]
Expiration date	Mar. 27, 2021
Number of shares reserve for future issuance	500,000	18,603
2013 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares reserve for future issuance		439,930		970,000	500,000